Financial Instruments and Financial Risk Management - Summary of Contractual Maturities of Financial Liabilities Including Estimated Interest Payment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	$ 2,488,055	$ 1,367,512
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	2,478,130	1,360,575
Contractual cash flows	2,766,121	1,432,680
Liquidity Risk | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	861,362	468,238
Trade and other payables	861,362	468,238
Liquidity Risk | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	1,608,094	872,544
Long-term debt	1,896,085	953,425
Liquidity Risk | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	8,674	19,793
Other financial liability	8,674	11,017
Liquidity Risk | Less than 1 Year
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	1,267,377	537,951
Liquidity Risk | Less than 1 Year | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	861,362	468,238
Liquidity Risk | Less than 1 Year | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	404,454	65,697
Liquidity Risk | Less than 1 Year | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	1,561	4,016
Liquidity Risk | 1 to 2 Years
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	290,792	541,712
Liquidity Risk | 1 to 2 Years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	283,736	539,317
Liquidity Risk | 1 to 2 Years | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	7,056	2,395
Liquidity Risk | 2 to 5 Years
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	463,595	193,694
Liquidity Risk | 2 to 5 Years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	463,538	192,087
Liquidity Risk | 2 to 5 Years | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	57	1,607
Liquidity Risk | More than 5 Years
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	744,357	159,323
Liquidity Risk | More than 5 Years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	744,357	156,324
Liquidity Risk | More than 5 Years | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	$ 0	$ 2,999